Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Opening balance	kr 33,045	kr 26,686
Adjustment due to IFRS 9	31
Adjusted opening balance	33,076	26,686
Cash flows
Proceeds from issuance of borrowings	911	13,416
Repayment of borrowings	(1,748)	(4,830)
Non-cash changes
Effect of foreign exchange movement	2,813	(2,155)
Revaluation due to changes in credit risk	(207)
Other changes in fair value	(28)	(72)
Reclassification	(1,692)
Closing balance	kr 33,125	kr 33,045